YieldMax Magnificent 7 Fund of Option Income ETFs
Schedule of Investments
January 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.4%	Shares	Value
YieldMax AAPL Option Income Strategy ETF (a)	4,123,662	$51,710,721
YieldMax AMZN Option Income Strategy ETF (a)	3,893,231	51,079,191
YieldMax GOOGL Option Income Strategy ETF (a)	3,428,225	51,766,198
YieldMax META Option Income Strategy ETF (a)	4,370,375	57,514,135
YieldMax MSFT Option Income Strategy ETF (a)	3,517,927	48,054,883
YieldMax NVDA Option Income Strategy ETF (a)	3,601,838	52,622,853
YieldMax TSLA Option Income Strategy ETF (a)	1,441,414	50,838,654
TOTAL EXCHANGE TRADED FUNDS (Cost $450,483,033)		363,586,635

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.61% (b)	3,061,880	3,061,880
TOTAL MONEY MARKET FUNDS (Cost $3,061,880)		3,061,880

TOTAL INVESTMENTS - 100.2% (Cost $453,544,913)		366,648,515
Liabilities in Excess of Other Assets - (0.2)%		(850,029)
TOTAL NET ASSETS - 100.0%		$365,798,486

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

YieldMax Magnificent 7 Fund of Option Income ETFs (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$363,586,635	$—	$—	$363,586,635
Money Market Funds	3,061,880	—	—	3,061,880
Total Investments	$366,648,515	$—	$—	$366,648,515

Refer to the Schedule of Investments for further disaggregation of investment categories.

	Value as of October 31, 2025	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of January 31, 2026	Shares as of January 31, 2026	Dividend Income
YieldMax AAPL Option Income Strategy ETF	$65,662,286	$6,491,429	$(15,031,921)	$(985,904)	$(4,425,169)	$51,710,721	4,123,662	$3,889,612
YieldMax AMZN Option Income Strategy ETF	—	70,076,319	(13,659,770)	(899,075)	(4,438,283)	51,079,191	3,893,231	4,266,343
YieldMax GOOGL Option Income Strategy ETF	69,081,259	7,144,779	(27,118,037)	2,183,090	475,107	51,766,198	3,428,225	7,054,272
YieldMax META Option Income Strategy ETF	58,686,254	12,333,829	(11,537,753)	(453,143)	(1,515,052)	57,514,135	4,370,375	5,565,401
YieldMax MSFT Option Income Strategy ETF	65,786,117	6,942,440	(11,514,773)	(827,313)	(12,331,588)	48,054,883	3,517,927	4,273,200
YieldMax NVDA Option Income Strategy ETF	69,999,800	5,326,047	(13,610,056)	(1,874,143)	(7,218,795)	52,622,853	3,601,838	7,581,919
YieldMax TSLA Option Income Strategy ETF	66,628,641	10,198,449	(15,289,094)	(3,080,417)	(7,618,925)	50,838,654	1,441,414	9,474,907
	$395,844,357	$118,513,292	$(107,761,404)	$(5,936,905)	$(37,072,705)	$363,586,635	24,376,672	$42,105,654